UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY                    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 1/31/07

Item 1.  Reports to Stockholders.

AUTOPILOT MANAGED GROWTH FUND™

SEMI-ANNUAL REPORT

January 31, 2007

CUSIP 66537T844

Ticker Symbol AUTOX

1-866-828-8674

www.autopilotfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Autopilot Managed Growth Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

January 31, 2007

Dear Fellow Shareholders,

We are pleased to be writing our first semi-annual letter to shareholders. The Autopilot Managed Growth Fund has successfully completed its 4th full month of operation. We are pleased with our performance and our volatility thus far. As of January 31, 2007 the Fund’s performance was +9.01% versus the S&P 500 Index’s 9.68%. It took us about a month to get the initial portfolio invested which is the primary reason for our modest under performance for the period. Our largest decline from a high to a low for the period was -1.67% for the Fund and -1.74% for The S&P 500 Index.

At the end of January we had over 100 stocks in the portfolio in a wide array of industries. The fact that we can find so many stocks, in so many industries going up suggests to us the market is in a constructive uptrend.

We have followed our process of buying stocks that are in up trends and selling those holdings that under perform. Periodically we have used futures and a modest cash position to help moderate our day-to-day volatility. We do not manage the portfolio according to a market forecast. As long as we can buy stocks that are in the process of going up, we will continue to do so. The amount of cash we hold at any point in time will be dictated by the number of stocks that we are culling from the portfolio relative to the number we find attractive enough to buy.

Looking ahead, we are generally optimistic about the investment climate. The world economy should grow reasonably well this year, inflation appears to be under control and the Fed has either quit or is very close to quitting its’ ratcheting up of interest rates. These factors together suggest corporate earnings will grow nicely in a relatively low interest rate and low inflation environment.  In other words, the risks as we measure them are relatively low that we will see a bear market start in the near future.

This is not to say that we do not see any risk of a decline. Each year, the market generally experiences a decline of 5-15% lasting 3 to 6 months. This year will probably be no different. To the best of our ability we will use our cash position and investment vehicles such as stock index futures to help us reduce the portfolio’s downside behavior during these periods.

We appreciate your trust in us. We will work hard every day to continue to earn that trust.

Regards,

John Rhoads, Dave Lucca and Peter Mauthe

Portfolio Managers

The S & P 500 is an unmanaged group of securities considered to be representative of the stock market in general.  An investment cannot be made directly into an index.

 The performance data shown represents past performance.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Investors can obtain performance data current to the most recent month-end by visiting www.autopilotfunds.com or by calling 1-866-828-8674.  The Autopilot Managed Growth Fund is distributed by Aquarius Fund Distributors, LLC.

0242-AFD-3/8/2007

Autopilot Managed Growth FundTM

4020 South 147th St., Suite 2   Omaha, NE  68137  1-866-828-8674

Email gp@rhoadslucca.com

Autopilot Managed Growth Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

January 31, 2007

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (9/21/06)	Ending Account Value (1/31/07)	Expenses Paid During the Period (9/21/06 to 1/31/07)
Actual	$1,000.00	$1,090.06	$ 8.57*
Hypothetical (5% return before expenses)	$1,000.00	$1,013.86	$11.42**

   *Actual-Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 2.25%, multiplied by the average account value over  the period, multiplied by 133 days and divided by 365 (to reflect the number of days in the period.)

**Hypothetical-Expenses Paid During the Period are equal to the Fund’s annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the six month period ending January 31, 2007)

*Based on portfolio market values as of January 31, 2007.

Autopilot Managed Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2007

	Shares	Market Value
COMMON STOCKS - 72.12%
Advertising - 1.02%
Greenfield Online, Inc.*	7,200	$ 103,680

Aerospace/Defense - 1.28%
CAE, Inc.	4,400	43,428
Lockheed Martin Corp.	900	87,471
		130,899
Agriculture - 0.43%
Altria Group, Inc.	500	43,695

Airlines - 0.50%
Copa Holdings SA - Cl. A	900	50,445

Apparel Manufacturers - 0.88%
Coach, Inc.*	1,000	45,860
Phillips-Van Heusen Corp.	800	44,120
		89,980
Banks - 4.00%
Allied Irish Banks PLC-ADR	1,200	69,684
Banco Bilbao Vizcaya Argentaria SA - ADR	3,400	85,272
Banco Santander Central Hispano - ADR	2,300	43,401
Barclays PLC	700	41,293
Clifton Savings Bancorp, Inc.	6,700	82,343
US Bancorp	2,400	85,440
		407,433
Beverages - 0.85%
Diageo PLC-ADR	1,100	86,603

Building Materials - 0.92%
LaFarge SA	1,100	42,394
Texas Industries	700	51,394
		93,788
Casino Hotels - 0.96%
Las Vegas Sands Corp.*	400	41,628
MGM Mirage*	800	55,976
		97,604
Chemicals - 1.81%
Du Pont (El) De Nemours & Co.	900	44,604
Hercules, Inc.*	2,200	43,142
The Sherwin-Williams Co.	1,400	96,740
		184,486

See accompanying notes to financial statements.

Autopilot Managed Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2007

	Shares	Market Value
Commercial Services - 5.02%
Alliance Data Systems Corp.*	1,400	$ 95,102
Convergys Corp.*	2,000	52,080
Dollar Financial Corp.*	3,800	121,714
Gartner Group, Inc.*	2,100	45,906
Huron Consulting Group, Inc.*	2,000	103,700
People Support, Inc.*	2,100	50,085
Volt Info Sciences, Inc.*	1,200	42,432
		511,019
Computers - 3.49%
Ansoft Corp.*	3,100	86,614
FactSet Research Systems, Inc.	800	46,464
Hewlett Packard Co.	1,000	43,280
International Business Machines	500	49,575
Logitech International S.A.*	1,500	43,770
Mentor Graphics Corp.*	2,200	40,920
Synopsys, Inc.*	1,700	45,220
		355,843
Computers Services - 0.38%
Tyler Technologies, Inc.*	2,800	38,920

Cosmetics - 0.45%
Procter & Gamble Co.	700	45,409

Diversified Financial Services - 6.48%
Cohen and Steers, Inc.	1,200	58,500
Eaton Vance Corp.	3,600	123,480
First Marblehead Corp.	800	43,520
Franklin Resources, Inc.	700	83,377
Goldman Sachs Group, Inc.	200	42,432
Intercontinental Exchange, Inc.*	900	117,495
Morgan Stanley	1,100	91,069
NYSE Group, Inc.*	1,000	99,980
		659,853
Electric - 3.11%
American Electric Power, Inc.	1,000	43,530
Constellation Energy Corp.	600	43,530
Entergy Corp.	1,000	92,850
FPL Group, Inc.	800	45,320
Northeast Utilities	3,300	91,245
		316,475
Food - 0.42%
H.J. Heinz Co.	900	42,408

See accompanying notes to financial statements.

Autopilot Managed Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2007

	Shares	Market Value
Forest Products - 0.39%
Bucheye Technologies, Inc.*	3,300	$ 39,501

Gas - 1.14%
Sempra Energy	800	45,904
Southwest Gas Corp.	1,800	70,650
		116,554
Healthcare-Products - 1.01%
Inverness Medical Innovations, Inc*	2,500	103,050

Healthcare-Services - 0.53%
Wellcare Health Plans, Inc.*	700	54,236

Insurance - 5.81%
American Financial Group Inc/OH	2,400	84,768
CNA Financial Corp.*	2,300	93,495
Markel Corp.*	100	48,510
Philadelphia Consolidated Holding Co.*	1,900	85,614
Procentury Corp.	2,200	43,230
Reinsurance Group of America, Inc.	1,391	80,887
Safeco Corp.	1,300	83,213
The Allstate Corp.	1,200	72,192
		591,909
Internet - 1.67%
Check Point Software Technologies*	1,900	45,334
F5 Networks, Inc.*	600	42,864
NetRatings, Inc.*	2,200	39,930
The Knot, Inc.*	1,400	42,238
		170,366
Investment Companies - 1.82%
American Capital Strategies, Ltd.	3,800	184,870

Leisure - 0.38%
Ambassadors International, Inc.	899	39,043

Media - 3.20%
Comcast Corp.*	2,300	101,936
Grupo Televisa SA - ADR	1,600	47,136
Rogers Communications, Inc.	2,800	86,660
The DIRECTV Group, Inc.*	3,700	90,243
		325,975
Mining - 0.92%
Fronteer Development Group, Inc.*	4,400	46,508
Silver Standard Resources*	1,400	47,264
		93,772

See accompanying notes to financial statements.

Autopilot Managed Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2007

	Shares	Market Value
Miscellaneous Manufacturing - 0.87%
General Electric Co.	1,200	$ 43,260
Honeywell International, Inc.	1,000	45,690
		88,950
Office/Business Equipments - 1.06%
Ennis, Inc.	1,700	42,823
Xerox Corp.*	3,800	65,360
		108,183
Packaging & Containers - 1.12%
Greif, Inc.	1,000	114,310

Pharmaceuticals - 1.26%
Merck & Co, Inc.	1,900	85,025
The Medicines Co.*	1,400	42,868
		127,893
Pipelines - 1.70%
Copano Energy, Inc.	700	44,898
Energy Transfer Equity LP	2,800	89,572
Oneok, Inc.	900	38,619
		173,089
Private Corrections - 0.38%
Corrections Corporation of America.*	800	38,976

Real Estate - 0.83%
Forest City Enterprises, Inc.	1,400	84,630

Real Estate Investment Trusts - 6.26%
Archstone-Smith Trust	1,400	88,494
Boston Properties, Inc.	800	100,872
Capital Trust CL - A	100	4,960
Health Care Property Investors, Inc.	2,500	103,125
iStar Financial, Inc.	1,800	90,270
RAIT Investment Trust	2,700	100,953
Regency Centers Corp.	1,200	104,520
SL Green Realty Corp.	300	43,974
		637,168
Retail-Apparel - 0.44%
Nordstrom, Inc.	800	44,568

Retail-Major Department Store - 0.40%
J.C. Penney Company, Inc.	500	40,620

Retail-Restaurants - 0.44%
McDonalds Corp.	1,000	44,350

See accompanying notes to financial statements.

Autopilot Managed Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2007

	Shares	Market Value
Semiconductor - 0.89%
Agere Systems, Inc.*	2,300	$ 46,322
Siliconware Precision Industries Co.	5,000	43,850
		90,172
Software - 3.41%
Automatic Data Processing, Inc.	800	38,176
BMC Software, Inc.*	2,800	96,292
Compuware Corp.*	4,800	43,056
Microsoft Corp.	1,400	43,204
Open Text Corp.*	2,100	39,438
SEI Investments Co.	1,400	87,262
		347,428
Steel - 0.54%
AK Steel Holding Corp.*	2,600	54,704

Telecommunications - 3.65%
Alaska Communications Systems Group, Inc.	5,400	87,264
American Movil - ADR	900	39,924
BT Group PLC-ADR	1,600	97,664
Telephone & Data Systems, Inc.	800	44,760
Vimpel-Communications-ADR*	1,200	102,516
		372,128

TOTAL COMMON STOCKS (Cost $6,474,178)		7,344,985

SHORT TERM INVESTMENTS - 16.29%
Goldman Sachs Prime Obligation Fund, 4.95%
(Cost $1,658,550)	1,658,550	1,658,550

TOTAL INVESTMENTS (Cost $8,132,728)- 88.41%		9,003,535
Other assets less liabilities- 11.59%		1,180,278
NET ASSETS- 100.00%		$ 10,183,813
_____
* Non-Income producing security.
ADR-American Depository Receipt.

	Number of	Unrealized
FUTURES CONTRACTS	Contracts	Depreciation
Russell Mini Future maturing March 2007
(Underlying Face Amount at Value $1,505,000)	(19)	$ (23,360)
TOTAL FUTURES CONTRACTS		$ (23,360)

See accompanying notes to financial statements.

Autopilot Managed Growth Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2007

Assets:
Investments in Securities at Market Value (identified cost $8,132,728)	$ 9,003,535
Deposit with Broker	112,386
Dividends and Interest Receivable	11,016
Receivable for Securities Sold	281,778
Receivable for Fund Shares Sold	1,274,564
Prepaid Expenses and Other Assets	16,508
Total Assets	10,699,787

Liabilities:
Payable for Securities Purchased	456,254
Due to Broker- Variation Margin	23,360
Accrued Advisory Fees	11,679
Accrued Distribution Fees	1,979
Accrued Administration Fees	2,760
Accrued Fund Accounting Fees	2,587
Accrued Transfer Agency Fees	3,504
Accrued Custody Fees	3,632
Accrued Expenses and Other Liabilities	10,219
Total Liabilities	515,974

Net Assets (Unlimited shares of no par value interest authorized)	$ 10,183,813

Net Asset Value, Offering and Redemption Price Per Share
($10,183,813 / 936,057 shares outstanding)	$ 10.88

Composition of Net Assets:
At January 31, 2007, Net Assets consisted of:
Paid-in-Capital	$ 9,460,470
Undistributed Net Investment Income	110
Accumulated Net Realized Loss From Security Transactions	(124,214)
Net Unrealized Appreciation (Depreciation) on:
Investments	870,807
Futures	(23,360)
Net Assets	$ 10,183,813

See accompanying notes to financial statements.

Autopilot Managed Growth Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period September 21,2006* through January 31, 2007

Investment Income:
Dividend Income (net of $152 foreign taxes)	$ 46,582
Interest Income	37,537
Total Investment Income	84,119

Expenses:
Investment Advisory Fees	46,378
Professional Fees	17,507
Administration Fees	10,760
Fund Accounting Fees	8,818
Transfer Agent Fees	8,195
Distribution Fees	7,730
Registration & Filing Fees	5,466
Custody Fees	4,019
Chief Compliance Officer Fees	3,644
Insurance Expense	2,462
Printing Expense	2,144
Miscellaneous Expenses	729
Trustees' Fees	656
Total Expenses	118,508
Less: Expenses Reimbursed by Adviser	(50,930)
Net Expenses	67,578
Net Investment Income	16,541

Net Realized and Unrealized Gain on Investments:
Net Realized Loss on:
Investments	(110,500)
Futures	(13,714)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	870,807
Futures	(23,360)
Net Realized and Unrealized Gain on Investments	723,233

Net Increase in Net Assets Resulting From Operations	$ 739,774
_____
*Commencement of Operations

See accompanying notes to financial statements.

Autopilot Managed Growth Fund
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
For the Period September 21,2006* through January 31, 2007

Operations:
Net Investment Income	$ 16,541
Net Realized Loss on Investments and Futures	(124,214)
Net Change in Unrealized Appreciation on Investments and Futures	847,447
Net Increase in Net Assets
Resulting From Operations	739,774

Distributions to Shareholders From:
Net Investment Income ($.02 per share)	(16,431)

Capital Share Transactions:
Proceeds from Shares Issued (1,005,826 shares)	10,195,297
Distributions Reinvested (1,549 shares)	16,431
Cost of Shares Redeemed (71,318 shares)	(751,258)
Total Capital Share Transactions	9,460,470

Increase in Net Assets	10,183,813

Net Assets:
Beginning of Period	-
End of Period (including accumulated net investment
income of $110)	$ 10,183,813
______
*Commencement of Operations

See accompanying notes to financial statements.

Autopilot Managed Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented. (a)

	September 21, 2006*
	through
	January 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.00
Increase From Operations:
Net investment income	0.02
Net gain from securities
(both realized and unrealized)	0.88
Total from operations	0.90
Distributions to shareholders from
net investment income	(0.02)
Net Asset Value, End of Period	$ 10.88

Total Return (b)	9.01%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 10,184
Ratio of expenses to average net assets,
before reimbursement	3.98%	(c)
net of reimbursement	2.25%	(c)
Ratio of net investment income to average net assets	0.53%	(c)
Portfolio turnover rate	75%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.

See accompanying notes to financial statements.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2007

1.

ORGANIZATION

Autopilot Managed Growth Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The primary investment objective of the Fund is capital appreciaiton. The Fund commenced operations on September 21, 2006.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange  trades options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available of for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates.

Futures Contracts – The Fund may use future contracts for hedging purposes in an effort to manage volatility and risk.  Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures contracts outstanding at period end, if any, are listed after the Fund’s portfolio of investments.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2007

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, at least annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

New Accounting Pronouncements – On July 13, 2006, The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  At this time management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of January 31, 2007, the Autopilot Managed Growth Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2007

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Rhoads Lucca Capital Partners, LP (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund. For the period from September 21, 2006 (commencement of operations) through January 31, 2007, the Adviser earned advisory fees of $46,378.

The adviser has contractually agreed to waive all or part of its management fees and/or to make payments to limit Fund expenses, other than extraordinary or non-recurring expenses, at least until July 31, 2007, so that the total annual operating expenses of the Fund do not exceed 2.25% of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or recouped.  During the period ended January 31, 2007, the Adviser waived fees and reimbursed expenses of $50,930, all of which is subject to recapture by the Adviser through January 31, 2010.

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly the greater of the annual minimum or the basis point fees.  The annual minimum is $40,000* and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month.  The Fund pays GFS a base annual fee of $24,000* plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees*, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

* These fees may be subject to certain discounts.  The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Custody Administration – Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’ fees collected for the period ended January 31, 2007, was $164.  The custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2007

A Trustee and certain officers of the Fund are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended January 31, 2007, the Fund incurred expenses of $3,644 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended January 31, 2007, GemCom received $2,233 for providing such services.

Distributor – The distributor of the Fund is Aquarius Fund Distributors, LLC (the “Distributor”).  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% per year of its average daily net assets for such distribution and shareholder service activities.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the period ended January 31, 2007, amounted to $9,808,066 and $5,001,744, respectively.  The cost basis of securities for federal income tax purposes was $8,132,728.  Gross unrealized appreciation and depreciation on investments as of January 31, 2007 aggregated $889,331 and $18,524, respectively.

5.

TAX INFORMATION

During the period ended January 31, 2007, the Fund paid a distribution of $16,431, which was characterized as ordinary income for tax purposes.

6.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of January 31, 2007, Fiserv Trust Co. held 96% of the outstanding shares of the Autopilot Managed Growth Fund for the benefit of others

ADDITIONAL INFORMTION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

In connection with a regular Board meeting held on June 22, 2006 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of an Investment Advisory Agreement (the “Agreement”) between the Trust and Rhoads Lucca Capital Partners, LP (the “Adviser”), on behalf of Autopilot Managed Growth Fund (the “Fund”).  The Trustees were advised by counsel of their duties and obligations under the federal securities laws with respect to approving advisory agreements, and the criteria to be considered, such as: the nature, extent and quality of services to be provided by the Adviser; the historic investment performance of the Adviser; the cost of services to be provided and the profits to be realized by the Adviser and its affiliates; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale for the benefit of investors.

At the Meeting, the Board discussed the approval of certain organizational items relating to the Fund.  A presentation was given by the Adviser regarding the Fund’s investment strategies and it was noted that the Adviser's goal is that shareholders will put their investment in the Fund on "autopilot" by investing for the long term and deferring day-to-day investment decisions to the active management of the Adviser.  It was also noted that the Fund intends to achieve its investment objective by investing primarily in equity securities of domestically traded companies that the Adviser believes have above-average potential to appreciate in value.

The Board interviewed the Adviser and received materials specifically relating to the Agreement. These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to existing accounts of the Adviser; (b) the economic outlook and the general investment outlook in the markets in which the Fund will invest;  (c) arrangements in respect of the distribution of the Fund’s shares; (d) the procedures employed to determine the value of the Fund’s assets; (e) the Adviser’s management of the relationships with the Fund’s custodian; (f) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; and (g) the nature, cost and character of non-investment management services provided by the Adviser and its affiliates.

Additional information was furnished by the Adviser including, among other items, information on and analysis of (a) the overall organization of the Adviser, (b) the choice of performance indices and benchmarks, (c) investment management staffing, (d) the potential for achieving further economies of scale, (e) operating expenses paid to third parties, and (f) the information furnished to investors, including the Fund’s shareholders.

The Board noted that the Adviser would charge a 1.50% annual advisory fee based on the average net assets of the fund.  The Trustees then discussed the proposed active management strategy of the Fund.  Based on this information, the Trustees concluded that the proposed advisory fee was reasonable.

In considering the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Benefits to Shareholders. The Board, including the Independent Trustees, considered the benefit to shareholders of investing in the Fund, which offer a variety of investment disciplines and provides for a variety of fund and shareholder services, and concluded that the Fund had the potential to benefit shareholders and that the risk statements in the Fund’s prospectus were commensurate with the potential for reward.

Nature and Quality of Other Services.  The Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to the Adviser’s track record.

Expenses. The Board, including the Independent Trustees, considered the estimated Fund expense ratio, and expense ratios of a peer group of funds. It also considered the amount and nature of fees paid by shareholders.

ADDITIONAL INFORMTION (Unaudited) (Continued)

The Board reviewed the contractual arrangements by which the Adviser has agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2007, to ensure that Net Annual Fund Operating Expenses will not exceed 2.25% of the average daily net assets of the Fund’s Shares, and found it to be beneficial to shareholders.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund, whether there is potential for realization of any further economies of scale.

Profitability. The Board, including the Independent Trustees, considered the level of the Adviser’s profits with respect to the management of the Fund, including an extensive review of the methodology used in allocating costs to the management of the Fund. The Board concluded that the cost allocation methodology employed by the Adviser has a reasonable basis and is appropriate in light of all surrounding circumstances. The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized from non-fund businesses that may benefit from or be related to the Fund's business.  The Board also noted that because of the Fund’s expense limitation agreement and at its current asset levels, the Adviser is still in fee waivers and/or reimbursements.

Other Benefits to the Adviser. The character and amount of fees paid by the Fund and the Fund's shareholders for services provided by the Adviser, the allocation of fund brokerage to any brokers affiliated with the Adviser, the receipt of any sales loads and payments under Rule 12b-1 plans in respect of the Fund, benefits to the Adviser from the use of "soft" commission dollars to pay for research and brokerage services, the revenues and profitability of the Adviser’s businesses other than their mutual fund business, as well as the intangible benefits that accrue to the Adviser and any affiliates by virtue of their relationship with the Fund.

 Conclusion. Based on its evaluation of all material factors and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Advisory fee structures are fair and reasonable, and that the amended Advisory Agreement should be approved.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the period from inception through January 31 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-828-8674 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-828-8674.

Investment Adviser

Rhoads Lucca Capital Partners, LP

14911 Quorum Drive, Suite 380

Dallas, TX 75254

Distributor

Aquarius Fund Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Auditors

Briggs, Bunting & Dougherty, LLP

2 Penn Center Plaza, Suite 820

Philadelphia, PA 19102

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

First National Bank of Omaha

1620 Dodge Street

Omaha, NE 68197

Investor Information: 1-866-828-8674

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

           Andrew B. Rogers, President

Date

4/9/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

           Andrew B. Rogers, President

Date

4/9/07

By (Signature and Title)

/s/ Kevin E. Wolf

           Kevin E. Wolf, Treasurer

Date

4/9/07